Initial Fair Value of Assets Obtained as Proceeds from Residential Mortgage Loans Securitized (Detail) (Residential Mortgage, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 1,132,501	$ 832,219
Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	810,974
Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	907,238	639,722
Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	206,437	171,252
Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	14,691
Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 1 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	813,381
Fair Value, Inputs, Level 2 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	1,113,675	806,827
Fair Value, Inputs, Level 2 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	907,238	635,575
Fair Value, Inputs, Level 2 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	206,437	171,252
Fair Value, Inputs, Level 2 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 2 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	6,554
Fair Value, Inputs, Level 2 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	18,838
Fair Value, Inputs, Level 3 | Trading account securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	4,147
Fair Value, Inputs, Level 3 | Trading account securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	4,147
Fair Value, Inputs, Level 3 | Trading account securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Servicing Asset At Fair Value Amount [Member]
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	18,826	14,691
Fair Value, Inputs, Level 3 | Available-for-sale Securities
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Mortgage-backed securities - GNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	0	0
Fair Value, Inputs, Level 3 | Available-for-sale Securities | Mortgage-backed securities - FNMA
Assets
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Asset Obtained As Proceeds	$ 0	$ 0